Employee Benefit Plans - Summary of Activity in Defined Benefit Obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	$ (483)	$ (490)
Current service cost	(5)	(6)
Interest cost	25	23
Administration fees disbursements	15	15
Plan amendments	1	(12)
Exchange differences	(1)	3
End of period	(421)	(483)
Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(2,628)	(2,887)
Current service cost	(5)	(6)
Administration fees	(15)	(15)
Interest cost	(141)	(136)
Actuarial (losses) gains from changes in financial assumptions	(20)	189
Actuarial gains from changes in demographic assumptions	26	0
Experience (losses) gains	(26)	(7)
Contributions by employees	(3)	(4)
Benefits paid	195	190
Administration fees disbursements	16	15
Plan amendments	(1)	12
Exchange differences	(56)	21
End of period	(2,658)	(2,628)
Funded Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	(4)	(4)
Interest cost	12	10
Administration fees disbursements	15	15
Plan amendments	0	1
Funded Plans [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(2,382)	(2,606)
Current service cost	(4)	(4)
Administration fees	(15)	(15)
Interest cost	(128)	(123)
Actuarial (losses) gains from changes in financial assumptions	(16)	179
Actuarial gains from changes in demographic assumptions	26	0
Experience (losses) gains	(30)	(4)
Contributions by employees	(3)	(2)
Benefits paid	169	159
Administration fees disbursements	16	15
Plan amendments	0	(1)
Exchange differences	(56)	20
End of period	(2,423)	(2,382)
Unfunded Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	(1)	(1)
Interest cost	11	11
Administration fees disbursements	0	0
Plan amendments	0	0
Unfunded Plans [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(212)	(231)
Current service cost	(1)	(1)
Administration fees	0	0
Interest cost	(11)	(11)
Actuarial (losses) gains from changes in financial assumptions	(3)	9
Actuarial gains from changes in demographic assumptions	0	0
Experience (losses) gains	0	(1)
Contributions by employees	0	0
Benefits paid	22	22
Administration fees disbursements	0	0
Plan amendments	0	0
Exchange differences	(1)	1
End of period	(206)	(212)
Other Post Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(60)	(72)
Current service cost	0	(1)
Interest cost	2	2
Administration fees disbursements	0	0
Plan amendments	1	(13)
Exchange differences	(1)	3
End of period	(59)	(60)
Other Post Employment Benefits [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(34)	(50)
Current service cost	0	(1)
Administration fees	0	0
Interest cost	(2)	(2)
Actuarial (losses) gains from changes in financial assumptions	(1)	1
Actuarial gains from changes in demographic assumptions	0	0
Experience (losses) gains	4	(2)
Contributions by employees	0	(2)
Benefits paid	4	9
Administration fees disbursements	0	0
Plan amendments	(1)	13
Exchange differences	1	0
End of period	$ (29)	$ (34)